Prepayments (Tables)	12 Months Ended
Mar. 31, 2026
Prepayments [Abstract]
Schedule of Consolidated Statements of Operations, and Remaining Balance	During the year ended March 31, 2026, US$208,974 was charged to the consolidated statements of operations, and the remaining balance is analyzed as follows:

	As of March 31,
	2026	2025
	USD	USD
Prepayments – current	208,974	-
Prepayments – non-current	626,923	-
Total	835,897	-